UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21965

 NAME OF REGISTRANT:                     City National Rochdale High
                                         Yield Alternative Strategies
                                         Fund LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 400 Park Avenue
                                         New York, NY 10022-4406

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Don Andrews
                                         400 Park Avenue
                                         New York, NY 10022-4406

 REGISTRANT'S TELEPHONE NUMBER:          800-245-9888

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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City National Rochdale High Yield Alternative Strategies Fund LLC
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         City National Rochdale High Yield Alternative
                     Strategies Fund LLC
By (Signature)       /s/ Garrett R D'Alessandro
Name                 Garrett R D'Alessandro
Title                President
Date                 08/19/2020